Statement of consolidated comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
(Loss) profit for the year	R$ (7,015,306)	R$ (2,640,398)	R$ 2,868,185
Items that will be reclassified subsequently to profit or loss
Fair value of cash flow hedge	(600,390)	55,274	(151,718)
Income tax and social contribution - cash flow hedge	202,832	(19,805)	54,481
Fair value of cash flow hedge from jointly-controlled investee, net of taxes	1,260	(978)	(2,329)
Cash flow hedges,net of tax	(396,298)	34,491	(99,566)
Exchange variation of foreign sales hedge	(6,881,183)	(856,068)	(3,145,857)
Sales Hedge - transfer to profit or loss	2,194,059	1,385,121	1,022,782
Income tax and social contribution on exchange variation	1,593,622	(179,878)	721,845
Exchange variation of foreign sales hedge - Braskem Idesa	(445,427)	464,806	16,681
Sales Hedge - transfer to profit or loss - Braskem Idesa	471,728	267,146	236,570
Income tax on exchange variation - Braskem Idesa	(7,886)	(219,586)	(75,975)
Sales hedges,net of tax	(3,075,087)	861,541	(1,223,954)
Foreign subsidiaries currency translation adjustment	2,658,042	136,722	801,223
Total	(813,343)	1,032,754	(522,297)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial loss, net of taxes	(647)	(24,597)	(1,289)
Post-employment plans - Health plan, net of taxes		(85,031)	(280)
Long term incentive plan, net of taxes	11,214	13,921	6,406
Loss on investments		(84)	(65)
Total	10,567	(95,791)	4,772
Total comprehensive (loss) income for the year	(7,818,082)	(1,703,435)	2,350,660
Attributable to:
Company's shareholders	(7,096,912)	(1,644,368)	2,398,250
Non-controlling interest in subsidiaries	(721,170)	(59,067)	(47,590)
Total comprehensive (loss) income for the year	R$ (7,818,082)	R$ (1,703,435)	R$ 2,350,660